Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company’s derivatives, excluding embedded derivatives, held at:

	Primary Underlying Risk Exposure	December 31,
		2016			2015
			Estimated Fair Value			Estimated Fair Value
		Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps	Interest rate	$310	$41	$—	$420	$38	$1
Cash flow hedges:
Interest rate swaps	Interest rate	45	7	—	230	60	—
Interest rate forwards	Interest rate	—	—	—	35	8	—
Foreign currency swaps	Foreign currency exchange rate	1,420	186	10	969	129	3
Subtotal		1,465	193	10	1,234	197	3
Total qualifying hedges		1,775	234	10	1,654	235	4
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps	Interest rate	28,175	1,928	1,688	23,086	1,802	638
Interest rate floors	Interest rate	2,100	5	2	7,036	33	24
Interest rate caps	Interest rate	12,042	25	—	13,792	38	—
Interest rate futures	Interest rate	1,288	9	—	630	2	—
Interest rate options	Interest rate	15,520	136	—	18,620	472	5
Interest rate total return swaps	Interest rate	3,876	—	611	48	2	—
Foreign currency swaps	Foreign currency exchange rate	1,250	153	4	673	77	—
Foreign currency forwards	Foreign currency exchange rate	158	9	—	185	4	1
Credit default swaps — purchased	Credit	34	—	—	21	—	—
Credit default swaps — written	Credit	1,891	28	—	2,093	13	1
Equity futures	Equity market	8,037	38	—	3,669	37	—
Equity index options	Equity market	37,501	897	934	44,035	1,032	626
Equity variance swaps	Equity market	14,894	140	517	14,866	120	434
Equity total return swaps	Equity market	2,855	1	117	2,814	31	49
Total non-designated or nonqualifying derivatives		129,621	3,369	3,873	131,568	3,663	1,778
Total		$131,396	$3,603	$3,883	$133,222	$3,898	$1,782

Earned Income On Derivatives And Income Statement Location
The following table presents earned income on derivatives:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Qualifying hedges:
Net investment income	$19	$11	$4
Interest credited to policyholder account balances	—	(2)	(1)
Nonqualifying hedges:
Net derivative gains (losses)	460	361	273
Policyholder benefits and claims	16	14	32
Total	$495	$384	$308

Amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments
The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

	Net Derivative Gains (Losses)	Net Investment Income (1)	Policyholder Benefits and Claims (2)
	(In millions)
Year Ended December 31, 2016
Interest rate derivatives	$(2,873)	$—	$(4)
Foreign currency exchange rate derivatives	76	—	—
Credit derivatives — purchased	—	—	—
Credit derivatives — written	10	—	—
Equity derivatives	(1,724)	(6)	(320)
Total	$(4,511)	$(6)	$(324)
Year Ended December 31, 2015
Interest rate derivatives	$(67)	$—	$5
Foreign currency exchange rate derivatives	44	—	—
Credit derivatives — purchased	—	—	—
Credit derivatives — written	(14)	—	—
Equity derivatives	(476)	(4)	(25)
Total	$(513)	$(4)	$(20)
Year Ended December 31, 2014
Interest rate derivatives	$1,174	$—	$43
Foreign currency exchange rate derivatives	6	—	—
Credit derivatives — purchased	(22)	—	—
Credit derivatives — written	18	—	—
Equity derivatives	(591)	(8)	(279)
Total	$585	$(8)	$(236)
______________

(1)	Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)	Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Net derivatives gains (losses) recognized on fair value derivatives and the related hedged items
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Net Derivative Gains (Losses)
		(In millions)
Year Ended December 31, 2016
Interest rate swaps:	Fixed maturity securities	$1	$(1)	$—
	Policyholder liabilities (1)	—	—	—
Foreign currency swaps:	Foreign-denominated policyholder account balances (2)	—	—	—
Total		$1	$(1)	$—
Year Ended December 31, 2015
Interest rate swaps:	Fixed maturity securities	$1	$1	$2
	Policyholder liabilities (1)	2	(2)	—
Foreign currency swaps:	Foreign-denominated policyholder account balances (2)	—	—	—
Total		$3	$(1)	$2
Year Ended December 31, 2014
Interest rate swaps:	Fixed maturity securities	$1	$(1)	$—
	Policyholder liabilities (1)	32	(31)	1
Foreign currency swaps:	Foreign-denominated policyholder account balances (2)	—	—	—
Total		$33	$(32)	$1
______________

(1)	Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)	Fixed rate or floating rate liabilities.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder’s equity:

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives

	(Effective Portion)	(Effective Portion)		(Ineffective Portion)
		Net Derivative Gains (Losses)	Net Investment Income	Net Derivative Gains (Losses)
	(In millions)
Year Ended December 31, 2016
Interest rate swaps	$24	$33	$3	$—
Interest rate forwards	4	2	2	—
Foreign currency swaps	42	3	—	—
Credit forwards	—	—	—	—
Total	$70	$38	$5	$—
Year Ended December 31, 2015
Interest rate swaps	$15	$1	$1	$1
Interest rate forwards	1	2	2	—
Foreign currency swaps	79	—	—	—
Credit forwards	—	—	—	—
Total	$95	$3	$3	$1
Year Ended December 31, 2014
Interest rate swaps	$131	$1	$1	$—
Interest rate forwards	55	1	1	—
Foreign currency swaps	57	(6)	—	—
Credit forwards	—	—	—	—
Total	$243	$(4)	$2	$—

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

	December 31,
	2016			2015
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
	(Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3)	$1	$45	2.2	$1	$207	1.5
Credit default swaps referencing indices	8	433	3.7	1	219	4.0
Subtotal	9	478	3.6	2	426	2.8
Baa
Single name credit default swaps (3)	1	180	1.6	2	409	1.6
Credit default swaps referencing indices	18	1,213	4.8	8	1,222	4.8
Subtotal	19	1,393	4.4	10	1,631	4.0
Ba
Single name credit default swaps (3)	—	20	2.7	—	—	—
Credit default swaps referencing indices	—	—	—	—	—	—
Subtotal	—	20	2.7	—	—	—
B
Single name credit default swaps (3)	—	—	—	—	—	—
Credit default swaps referencing indices	—	—	—	—	36	5.0
Subtotal	—	—	—	—	36	5.0
Total	$28	$1,891	4.2	$12	$2,093	3.8
______________

(1)
The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service (“Moody’s”), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)	Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair values of the Company’s net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

	December 31,
	2016		2015
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement	Assets	Liabilities	Assets	Liabilities
	(In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)	$3,394	$2,929	$3,875	$1,725
OTC-cleared (1)	267	905	78	78
Exchange-traded	46	—	39	—
Total gross estimated fair value of derivatives (1)	3,707	3,834	3,992	1,803
Amounts offset on the consolidated balance sheets	—	—	—	—
Estimated fair value of derivatives presented on the consolidated balance sheets (1)	3,707	3,834	3,992	1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral	(2,231)	(2,231)	(1,577)	(1,577)
OTC-cleared	(165)	(165)	(70)	(70)
Exchange-traded	—	—	—	—
Cash collateral: (3), (4)
OTC-bilateral	(634)	—	(1,608)	—
OTC-cleared	(91)	(740)	(8)	(8)
Exchange-traded	—	—	—	—
Securities collateral: (5)
OTC-bilateral	(429)	(698)	(553)	(148)
OTC-cleared	—	—	—	—
Exchange-traded	—	—	—	—
Net amount after application of master netting agreements and collateral	$157	$—	$176	$—
______________

(1)
At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

(2)	Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)
Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)
The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)
Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

Derivative Instruments, Gain (Loss) [Line Items]
Components of Net Derivatives Gains (Losses)
The components of net derivative gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Freestanding derivatives and hedging gains (losses) (1)	$(4,029)	$(153)	$870
Embedded derivatives gains (losses)	(1,741)	(344)	(576)
Total net derivative gains (losses)	$(5,770)	$(497)	$294
______________

(1)	Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

Schedule of Derivative Instruments

	December 31,
	2016	2015
	(In millions)
Estimated fair value of derivatives in a net liability position (1)	$698	$148
Estimated Fair Value of Collateral Provided
Fixed maturity securities	$777	$179
Cash	$—	$—
Fair Value of Incremental Collateral Provided Upon
One-notch downgrade in financial strength rating	$—	$—
Downgrade in financial strength rating to a level that triggers full overnight collateralization or termination of the derivative position	$—	$—
______________

(1)	After taking into consideration the existence of netting agreements.

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Components of Net Derivatives Gains (Losses)
The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Net derivative gains (losses) (1), (2)	$(1,741)	$(344)	$(576)
Policyholder benefits and claims	$(4)	$21	$87
______________

(1)
The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $244 million, $26 million and $69 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	See Note 7 for discussion of affiliated net derivative gains (losses).

Schedule of Derivative Instruments
The following table presents the estimated fair value and balance sheet location of the Company’s embedded derivatives that have been separated from their host contracts at:

		December 31,
	Balance Sheet Location	2016	2015
		(In millions)
Embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	Premiums, reinsurance and other receivables	$409	$363
Funds withheld on assumed reinsurance	Other invested assets	—	35
Options embedded in debt or equity securities	Investments	(49)	(62)
Embedded derivatives within asset host contracts		$360	$336
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	Policyholder account balances	$2,237	$122
Assumed guaranteed minimum benefits	Policyholder account balances	741	712
Funds withheld on ceded reinsurance	Other liabilities	—	—
Fixed annuities with equity indexed returns	Policyholder account balances	192	6
Embedded derivatives within liability host contracts		$3,170	$840